Employee Stock Compensation Plans	12 Months Ended
Dec. 31, 2011
Employee Stock Compensation Plans [Abstract]
Employee Stock Compensation Plans

18.	Employee stock compensation plans

On June 30 2003, Patni established the Patni ESOP 2003 plan (the "2003 ESOP Plan"). Under the 2003 ESOP Plan, the Company is authorized to issue up to 11,142,085 equity shares to eligible employees. Employees covered by the 2003 ESOP Plan are granted an option, which may be based on service or performance criteria, to purchase shares of the Company subject to the requirements of vesting. The options vest in a graded manner from one year to four years and expire at the end of five years from the date of vesting. A compensation committee constituted by the Board of Directors of the Company administers the 2003 ESOP Plan. The 2003 ESOP Plan has been amended to enable the Company to issue up to 2,000,000 ADR linked options (wherein one ADR linked option is equal to two equity shares of the Company) to the employees of the Company as well as its subsidiaries.

In June 2009, the shareholders authorized the Company to issue upto an additional 8,000,000 equity shares to eligible employees under the 2003 ESOP Plan (hereinafter referred to as the "ESOP Plan").

The fair value of outstanding options at the date of the acquisition by iGATE amounted to $18.2 million using Black-Scholes-Merton option pricing model. The fair value of vested options and fair value of unvested options attributable to the pre-combination service period aggregating to $13.9 million is included as part of non-controlling interest and recorded as a component of purchase consideration. The fair value of unvested options attributable to the post-combination service period amounting to $4.3 million will be recorded as stock-based compensation cost on a straight line basis over the remaining vesting/service period.

The weighted average grant date fair value of options granted during the period from May 16, 2011 through December 31, 2011 was $6.00 for equity linked options and $12.99 for ADR linked options, respectively. The weighted average grant date fair value of options granted during the year ended December 31, 2010 was $9.21 for equity linked options and $19.11 for ADR linked options, respectively. The weighted average grant date fair value of options granted during the year ended December 31, 2009 was $2.42 for equity linked options and $8.18 for ADR linked options.

Stock options activity under the ESOP Plan is as follows:

(Successor)	May 16, 2011 through December 31, 2011
	Shares arising out of options		Exercise price		Weighted average remaining contractual life (months)
Outstanding at the beginning of the period	1,265,250 900,000 75,978 328,113 1,484,257		$ $ $ $ $	0.04 2.05-2.75 3.16 5.51-7.35 7.55-11.18	55 74 12 19 46

Granted during the period (including 4,125 ADR linked options)	20,250			$0.04	85

Forfeited during the period	(182,950 (18,206 (90,012 (451,719	) ) ) )	$ $ $ $	0.04 3.16 5.51-7.35 7.55-11.18	— — — —

Exercised during the period	(667,019 (150,000 (10,774 (52,222 (6,450	) ) ) ) )	$ $ $ $ $	0.04 2.05-2.75 3.16 5.51-7.35 7.55-11.18	— — — — —

Outstanding at the end of the period	435,531 750,000 46,998 185,879 1,026,088		$ $ $ $ $	0.04 2.05-2.75 3.16 5.51-7.35 7.55-11.18	60 — 11 16 41

Exercisable at the end of the year	342,481 750,000 46,998 185,879 845,263		$ $ $ $ $	0.04 2.05-2.75 3.16 5.51-7.35 7.55-11.18	56 — 11 16 32

Vested and expected to vest	432,031 750,000 46,998 185,879 973,323		$ $ $ $ $	0.04 2.05-2.75 3.16 5.51-7.35 7.55-11.18	60 — 11 16 40

(Predecessor)	January 1, 2011 through May 15, 2011
	Shares arising out of options	Exercise price		Weighted average remaining contractual life (months)
Outstanding at the beginning of the period	2,315,895 1,650,000 101,853 627,012 1,807,188	$ $ $ $ $	0.04 2.05-2.75 3.16 5.51-7.35 7.55-11.18	59 68 17 22 51

Granted during the period	—		—	—

Forfeited during the period	(106,037) (1,525) (54,500) (97,700)	$ $ $ $	0.04 3.16 5.51-7.35 7.55-11.18	— — — —

Exercised during the period	(944,608) (750,000) (24,350) (244,399) (225,231)	$ $ $ $ $	0.04 2.05-2.75 3.16 5.51-7.35 7.55-11.18	— — — — —

Outstanding at the end of the period	1,265,250 900,000 75,978 328,113 1,484,257	$ $ $ $ $	0.04 2.05-2.75 3.16 5.51-7.35 7.55-11.18	55 74 12 19 46

Exercisable at the end of the period	371,370 150,000 75,978 328,113 1,054,832	$ $ $ $ $	0.04 2.05-2.75 3.16 5.51-7.35 7.55-11.18	62 67 12 19 35

Vested and expected to vest	1,163,471 900,000 75,978 320,513 1,473,181	$ $ $ $ $	0.04 2.05-2.75 3.16 5.51-7.35 7.55-11.18	60 76 14 20 48

	Year ended December 31, 2010
(Predecessor)	Shares arising out of options	Exercise price	Weighted average remaining contractual life (months)
Outstanding at the beginning of the year	2,246,900	$0.04	72
	1,774,000	$2.05-2.75	80
	277,675	3.16	24
	1,565,901	$5.51-7.35	29
	2,520,101	$7.55-11.18	60
Granted during the period (including 142,015 ADR linked options)	1,043,940	$0.04	90
	60,000	$7.55-11.18	61
Forfeited during the year	(142,728)	$0.04	—
	(19,976)	$3.16	—
	(121,733)	$5.51-7.35	—
	(447,664)	$7.55-11.18	—
Exercised during the year	(832,217)	$0.04	—
	(124,000)	$2.05-2.75	—
	(155,846)	$3.16	—
	(817,156)	$5.51-7.35	—
	(325,249)	$7.55-11.18	—

Outstanding at the end of the year	2,315,895	$0.04	59
	1,650,000	$2.05-2.75	68
	101,853	$3.16	17
	627,012	$5.51-7.35	22
	1,807,188	$7.55-11.18	51

Exercisable at the end of the year	264,354	$0.04	52
	375,000	$2.05-2.75	50
	101,853	$3.16	17
	627,012	$5.51-7.35	22
	1,113,438	$7.55-11.18	37

Vested and expected to vest	2,221,948	$0.04	60
	1,650,000	$2.05-2.75	68
	101,853	$3.16	17
	627,012	$5.51-7.35	22
	1,774,787	$7.55-11.18	51

The fair value of each option on the date of grant/acquisition is estimated using the Black-Scholes-Merton option pricing model with the following assumptions for the equity linked options.

	May 16, 2011 through December 31, 2011	May 15, 2011	Year ended December 31,
			2010	2009
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Dividend yield	0.67%	0.67%	0.60% - 1.06%	1.37% - 1.78%
Weighted average dividend yield	0.67%	0.67%	0.68%	1.53%
Expected life	3.5-5.5 years	1.0-5.25 years	3.5 - 6.5 years	3.5 - 6.5 years
Risk free interest rate	8.29% -8.37%	8.11%-8.38%	6.81% - 7.96%	5.94% - 7.21%
Volatility	38.47%-39.13%	26.85%-42.02%	37.69% - 42.84%	37.01% - 44.16%
Weighted Average Volatility	38.84%	31.70%	41.85%	39.42%

The fair value of each option on the date of the grant is estimated using the Black-Scholes-Merton option pricing model with the following assumptions for ADR linked options.

	May 16, 2011 through December 31, 2011	May 15, 2011	Year ended December 31,
			2010	2009
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Dividend yield	0.68%	0.67%	0.60% -1.06%	1.18% -1.64%
Weighted average dividend yield	0.68%	0.67%	0.64%	1.61%
Expected life	3.5-5.5 years	1.0 - 4.98 years	1.0 - 6.5 years	1.0 - 6.5 years
Risk free interest rate	0.58%-1.15%	0.18% - 1.76%	0.48% - 2.93%	0.52% - 2.96%
Volatility	38.27%-40.64%	26.85%-42.02%	30.54% - 46.33%	42.41% - 50.79%
Weighted Average Volatility	39.71%	35.84%	32.14%	46.65%

The aggregate intrinsic value of options exercised and fair value of options vested is as follows (dollars in thousands):

	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	Year ended December 31,
			2010	2009
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Intrinsic value of options exercised	$5,830	$16,859	$16,171	$4,161
Fair value of options vested	8,881	2,678	7,497	2,827

The intrinsic value of options outstanding, exercisable and expected to vest is as follows:

	As of December 31,
	2011	2010
	(Successor)	(Predecessor)
Options outstanding	$9,769	$43,809
Options exercisable	8,819	10,136
Options vested and expected to vest	9,769	42,732

iGATE Corporation has issued 639,900 performance based restricted awards to Patni employees and the Company has recorded compensation expense amounting to $1.0 million for the period May 16, 2011 to December 31, 2011.

The compensation expense recognized as cost of revenues and selling, general and administrative expense is as follows (dollars in thousands):

	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	Year ended December 31,
			2010	2009
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Cost of revenues	$481	$624	$2,682	$1,572
Selling, general and administrative expenses	3,587	2,095	5,943	3,737

The simplified method is used to estimate the expected term of the instruments in the option valuation model which is based on the vesting term and contractual term of the option as the Company does not have sufficient historical data on option exercise. Volatility is based on historical volatility in the share price movement of the Company over the expected term.

As of December 31, 2011, the total compensation cost related to non-vested awards not yet recognized is $0.6 million and the weighted average period over which it is expected to be recognized is 21 months.